Trade and Other Receivables - Schedule of Aging of Gross Trade Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Aging of Trade Receivables [Line Items]
Gross trade receivables	$ 1,500	$ 1,414
Current [member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	911	827
Less Than One Month Past Due [member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	186	201
Later than one month and not later than two months [member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	99	80
Later than two months and not later than three months [member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	127	125
Later than three months [member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	$ 177	$ 181